Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
KraneShares MSCI China Environment Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares MSCI China Environment Index ETF
Supplement [Text Block]	ck0001547576_SupplementTextBlock

KRANESHARES TRUST

KraneShares MSCI China Environment Index ETF (the “Fund”)

Supplement dated September 12, 2017 to the currently effective Summary Prospectus and

Statutory Prospectus, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

The Fund’s underlying index has changed from the MSCI China IMI Environment 25/50 Index to the MSCI China IMI Environment 10/40 Index. Accordingly, the following changes apply to the Prospectuses:

·	In the Fund Summary portion of the Prospectuses, the disclosure included under the “Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares MSCI China Environment Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China IMI Environment 10/40 Index (the “Underlying Index”).

·	In the Fund Summary portion of the Prospectuses, the second, sixth and eighth paragraphs included under the “Principal Investment Strategies of the Fund” heading are deleted in their entirety and replaced with the following, respectively:

The issuers included in the Underlying Index may include small-cap, mid-cap and large-cap companies. The Underlying Index is modified so that, as of the rebalance date, no issuer constitutes more than 10% of the Underlying Index and so that, in the aggregate, the individual issuers that would represent over 5% of the Underlying Index represent no more than 40% of the Underlying Index.

As of September 1, 2017, the Underlying Index included approximately 38 securities of companies with a market capitalization range of $211.6 million to $37.8 billion and an average market capitalization of $2.5 billion. The Underlying Index is rebalanced quarterly. The Underlying Index is provided by MSCI Inc. (the “Index Provider”) and constituent selection will be based on data provided by MSCI ESG Research. The Index Provider is independent of the Fund and Krane Funds Advisors, LLC (“Krane”).

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of September 1, 2017, issuers in the utilities sector (34.5%), industrial sector (27.1%), information technology sector (16.6%), real estate sector (13.5%) and consumer discretionary sector (8.3%) represented significant portions of the Underlying Index.

·	In the “Principal Risks” section of the Fund Summary portion of the Prospectuses, the following is added immediately before “Utilities Sector Risk” under “Concentration Risk”:

Real Estate Sector Risk. The Fund may invest in securities within the real estate sector, including real estate investment trusts (“REITs”). REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types and investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses. Real estate securities are susceptible to the risks associated with direct ownership of real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Supplement Closing [Text Block]	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.